CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 196,900	$ 28,359	¥ 246,303
Restricted cash	2,350	338	2,050
Term deposits	0	0	1,150
Short term investments, available for sale	174,811	25,178	103,602
Short term investments, held to maturity	64,700	9,319	151,790
Accounts receivable, net	13,576	1,955	11,278
Amounts due from related parties	1,823	263	1,847
Prepaid and other current assets, net	153,867	22,161	156,104
Consideration receivable, net	8,500	1,224	8,500
Total current assets	616,527	88,797	682,624
Non-current assets:
Property and equipment, net	88,007	12,676	94,982
Land use rights, net	1,892	273	1,937
Intangible assets, net	94,708	13,641	103,394
Goodwill	67,954	9,787	85,988
Prepayment for acquisition of property	71,024	10,230	0
Deferred tax assets, net	29,726	4,281	33,903
Other non-current assets, net	6,357	916	5,097
Total non-current assets	359,668	51,804	325,301
Total assets	976,195	140,601	1,007,925
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the Company of RMB 2,300 and RMB nil as of December 31, 2015 and 2016, respectively)	0	0	2,300
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 105,559 and RMB 99,298 as of December 31, 2015 and 2016, respectively)	109,484	15,769	115,886
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 17,663 and RMB 16,009 as of December 31, 2015 and 2016, respectively)	26,738	3,851	28,391
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 210,413 and RMB 200,230 as of December 31, 2015 and 2016, respectively)	372,821	53,697	367,357
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB 196,500 and RMB 198,176 as of December 31, 2015 and 2016, respectively)	321,297	46,276	317,785
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 7,662 and RMB 7,662 as of December 31, 2015 and 2016, respectively)	7,662	1,104	7,662
Total current liabilities	838,002	120,697	839,381
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the Company of RMB 25,721 and RMB 23,172 as of December 31, 2015 and 2016, respectively)	23,172	3,337	25,721
Total liabilities	861,174	124,034	865,102
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2015 and 2016)	0	0	0
Ordinary shares (US$ 0.003 par value; 40,000,000 and 40,000,000 shares authorized, 38,265,177 and 38,699,095 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	726	105	717
Additional paid-in capital	3,453,227	497,368	3,445,408
Statutory reserve	81,007	11,667	81,005
Accumulated deficit	(3,424,149)	(493,180)	(3,388,447)
Accumulated other comprehensive income	5,705	822	5,113
Total Ambow Education Holding Ltd.’s equity	116,516	16,782	143,796
Non-controlling interests	(1,495)	(215)	(973)
Total equity	115,021	16,567	142,823
Total liabilities and equity	¥ 976,195	$ 140,601	¥ 1,007,925